Schedule of Investments (unaudited) July 31, 2022	iShares U.S. Long Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.5%
Fannie Mae, 5.63%, 07/15/37	$4,000	$5,073,792
Federal Home Loan Bank, 5.50%, 07/15/36	9,730	12,141,338
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	2,738	3,497,029
Tennessee Valley Authority
5.88%, 04/01/36	6,741	8,515,228
3.50%, 12/15/42	66	61,469

		29,288,856

Total U.S. Government Sponsored Agency Securities — 1.5% (Cost: $29,199,807)		29,288,856

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 08/15/39	10,466	12,742,464
4.75%, 02/15/37 - 02/15/41	37,228	46,386,977
5.00%, 05/15/37	14,115	18,028,053
4.38%, 02/15/38 - 05/15/41(a)	17,270	20,580,940
3.50%, 02/15/39(a)	5,561	6,018,045
4.25%, 05/15/39 - 11/15/40	16,025	18,809,123
4.63%, 02/15/40	13,475	16,562,144
1.13%, 05/15/40 - 08/15/40(a)	58,955	42,031,810
3.88%, 08/15/40	3,203	3,564,464
1.38%, 11/15/40 - 08/15/50	99,789	68,389,500
1.88%, 02/15/41 - 11/15/51	227,785	179,560,272
2.25%, 05/15/41 - 02/15/52	323,878	274,338,138
1.75%, 08/15/41	34,909	27,272,656
3.75%, 08/15/41 - 11/15/43	48,366	51,843,257
2.00%, 11/15/41 - 08/15/51	180,541	143,763,497
3.13%, 11/15/41 - 05/15/48	42,536	41,679,745
2.38%, 02/15/42 - 05/15/51	70,160	60,783,326
3.00%, 05/15/42 - 02/15/49	241,803	230,859,487
3.25%, 05/15/42	347	347,380

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
2.75%, 08/15/42 - 11/15/47	$130,538	$119,758,417
2.88%, 05/15/43 - 05/15/52	84,881	80,047,792
3.63%, 08/15/43 - 02/15/44(a)	15,356	16,131,079
3.38%, 05/15/44 - 11/15/48	6,361	6,424,705
2.50%, 02/15/45 - 05/15/46(a)	275,030	238,423,251
1.25%, 05/15/50	23,928	15,617,693
1.63%, 11/15/50(a)	264,769	190,840,530

Total U.S. Treasury Obligations — 96.5% (Cost: $2,101,006,670)		1,930,804,745

Total Long-Term Investments — 98.0% (Cost: $2,130,206,477)		1,960,093,601

	Shares

Short-Term Securities

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.96%(b)(c)(d)	191,101,450	191,082,340

Total Short-Term Securities — 9.5% (Cost: $191,065,877)		191,082,340

Total Investments — 107.5% (Cost: $2,321,272,354)		2,151,175,941

Liabilities in Excess of Other Assets — (7.5)%		(150,319,312)

Net Assets — 100.0%		$2,000,856,629

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$191,065,128	(b)	$—	$749	$16,463		$191,082,340	191,101,450	$123,685	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts Ultra U.S. Treasury Bond	80	09/21/22	$12,515	$67,382

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$29,288,856	$—	$29,288,856
U.S. Treasury Obligations	—	1,930,804,745	—	1,930,804,745
Short-Term Securities
Money Market Funds	191,082,340	—	—	191,082,340

	$191,082,340	$1,960,093,601	$—	$2,151,175,941

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$67,382	$—	$—	$67,382

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	2